UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (98.8%)(a)
			Shares	Value

Aerospace and defense (4.6%)

Airbus Group NV (France)			723	$45,383

Embraer SA ADR (Brazil)			173	6,785

General Dynamics Corp.			5,944	755,423

Honeywell International, Inc.			2,770	257,942

L-3 Communications Holdings, Inc.			4,597	546,675

Northrop Grumman Corp.			2,806	369,719

Precision Castparts Corp.			884	209,402

Raytheon Co.			1,550	157,511

Rockwell Collins, Inc.			565	44,353

United Technologies Corp.			1,550	163,680

				2,556,873
Airlines (0.8%)

American Airlines Group, Inc.			2,269	80,504

Delta Air Lines, Inc.			5,348	193,330

Spirit Airlines, Inc.(NON)			2,595	179,418

				453,252
Auto components (0.1%)

Johnson Controls, Inc.			1,080	47,520

				47,520
Automobiles (0.1%)

Ford Motor Co.			2,132	31,532

General Motors Co.			777	24,817

				56,349
Banks (6.7%)

Bank of America Corp.			40,017	682,290

Citigroup, Inc.			7,173	371,705

Fifth Third Bancorp			13,565	271,571

JPMorgan Chase & Co.			13,337	803,421

KeyCorp			19,011	253,417

Regions Financial Corp.			28,504	286,180

Wells Fargo & Co.			19,583	1,015,770

				3,684,354
Beverages (1.6%)

Coca-Cola Enterprises, Inc.			1,167	51,768

Dr. Pepper Snapple Group, Inc.			2,008	129,134

Monster Beverage Corp.(NON)			1,265	115,963

PepsiCo, Inc.			5,987	557,330

				854,195
Biotechnology (3.5%)

Biogen Idec, Inc.(NON)			907	300,045

Celgene Corp.(NON)			5,022	475,985

Gilead Sciences, Inc.(NON)			8,765	933,034

Retrophin, Inc.(NON)(S)			4,379	39,499

Vertex Pharmaceuticals, Inc.(NON)			1,811	203,393

				1,951,956
Building products (0.8%)

Allegion PLC (Ireland)			3,477	165,644

Fortune Brands Home & Security, Inc.			6,422	264,008

				429,652
Capital markets (2.6%)

Ameriprise Financial, Inc.			1,690	208,512

Carlyle Group LP (The)			6,636	202,133

Charles Schwab Corp. (The)			13,936	409,579

Invesco, Ltd.			1,395	55,075

KKR & Co. LP			11,768	262,426

Morgan Stanley			1,020	35,261

State Street Corp.			2,008	147,809

WisdomTree Investments, Inc.(NON)(S)			7,439	84,656

				1,405,451
Chemicals (3.0%)

Air Products & Chemicals, Inc.			822	107,008

Axiall Corp.(S)			1,591	56,974

Chemtura Corp.(NON)			1,613	37,631

Croda International PLC (United Kingdom)			2,024	67,116

Dow Chemical Co. (The)			6,746	353,760

Huntsman Corp.			3,933	102,219

Monsanto Co.			2,294	258,098

Praxair, Inc.			819	105,651

Sherwin-Williams Co. (The)			814	178,258

Solvay SA (Belgium)			320	49,058

Symrise AG (Germany)			5,193	276,047

Trinseo SA(NON)(S)			1,967	30,941

Tronox, Ltd. Class A			1,528	39,804

				1,662,565
Commercial services and supplies (0.2%)

Tyco International, Ltd.			2,776	123,726

				123,726
Communications equipment (0.9%)

Cisco Systems, Inc.			5,306	133,552

Qualcomm, Inc.			4,874	364,429

				497,981
Construction materials (0.2%)

CaesarStone Sdot-Yam, Ltd. (Israel)			1,413	73,024

Cemex SAB de CV ADR (Mexico)			901	11,749

Martin Marietta Materials, Inc.			329	42,421

				127,194
Consumer finance (1.2%)

American Express Co.			4,463	390,691

Capital One Financial Corp.			1,139	92,965

Discover Financial Services			2,885	185,765

				669,421
Containers and packaging (0.7%)

MeadWestvaco Corp.			3,490	142,881

Packaging Corp. of America			1,394	88,965

Sealed Air Corp.			2,472	86,223

Smurfit Kappa Group PLC (Ireland)			3,353	73,166

				391,235
Diversified consumer services (0.2%)

Bright Horizons Family Solutions, Inc.(NON)			1,803	75,834

H&R Block, Inc.			910	28,219

				104,053
Diversified financial services (1.0%)

Berkshire Hathaway, Inc. Class B(NON)			1,193	164,801

CME Group, Inc.			4,780	382,185

				546,986
Diversified telecommunication services (1.4%)

Verizon Communications, Inc.			15,856	792,641

				792,641
Electric utilities (1.2%)

American Electric Power Co., Inc.			2,729	142,481

Edison International			3,252	181,852

Exelon Corp.			5,556	189,404

NextEra Energy, Inc.			1,363	127,958

				641,695
Electrical equipment (0.2%)

Eaton Corp PLC			2,174	137,766

				137,766
Electronic equipment, instruments, and components (0.4%)

Anixter International, Inc.			1,878	159,330

Corning, Inc.			1,523	29,455

TE Connectivity, Ltd.			757	41,855

				230,640
Energy equipment and services (2.0%)

Aker Solutions ASA (Norway)			4,106	16,502

Aker Solutions ASA 144A (Norway)(NON)			10,522	104,815

Dril-Quip, Inc.(NON)			274	24,496

Halliburton Co.			5,672	365,901

Rowan Cos. PLC Class A			1,507	38,142

Schlumberger, Ltd.			4,351	442,453

SPT Energy Group, Inc. (China)			27,307	9,534

Transocean, Ltd. (Switzerland)(S)			1,535	49,074

Weatherford International PLC(NON)			1,202	25,002

				1,075,919
Food and staples retail (2.0%)

Costco Wholesale Corp.			2,225	278,837

CVS Health Corp.			3,847	306,183

Wal-Mart Stores, Inc.(S)			3,388	259,080

Walgreen Co.			2,740	162,400

Whole Foods Market, Inc.			2,487	94,780

				1,101,280
Food products (1.4%)

General Mills, Inc.			193	9,737

Hershey Co. (The)			965	92,090

JM Smucker Co. (The)			568	56,226

Kellogg Co.			1,517	93,447

Keurig Green Mountain, Inc.			282	36,697

Kraft Foods Group, Inc.			1,958	110,431

Mead Johnson Nutrition Co.			1,446	139,134

Mondelez International, Inc. Class A			5,625	192,741

Pinnacle Foods, Inc.			1,362	44,469

S&W Seed Co.(NON)			2,333	9,892

				784,864
Health-care equipment and supplies (1.9%)

Abbott Laboratories			2,934	122,025

Baxter International, Inc.			3,019	216,674

Boston Scientific Corp.(NON)			3,302	38,997

Covidien PLC			704	60,903

Medtronic, Inc.			2,356	145,954

St. Jude Medical, Inc.			3,146	189,169

Tornier NV (Netherlands)(NON)			3,452	82,503

TransEnterix, Inc.(NON)(S)			3,479	15,168

Zimmer Holdings, Inc.			1,548	155,651

				1,027,044
Health-care providers and services (1.9%)

Aetna, Inc.			1,890	153,090

CIGNA Corp.			2,186	198,248

Express Scripts Holding Co.(NON)			2,630	185,757

HCA Holdings, Inc.(NON)			702	49,505

McKesson Corp.			801	155,931

Premier, Inc. Class A(NON)			2,502	82,216

Universal Health Services, Inc. Class B			1,037	108,367

WellPoint, Inc.			847	101,318

				1,034,432
Health-care technology (0.3%)

Castlight Health, Inc. Class B(NON)			6,766	87,552

Cerner Corp.(NON)			925	55,102

				142,654
Hotels, restaurants, and leisure (1.5%)

Dunkin' Brands Group, Inc.			3,157	141,497

Hilton Worldwide Holdings, Inc.(NON)			5,768	142,066

Penn National Gaming, Inc.(NON)			7,260	81,385

Starbucks Corp.			2,248	169,634

Vail Resorts, Inc.			1,219	105,760

Wyndham Worldwide Corp.			1,679	136,436

Wynn Resorts, Ltd.			259	48,454

				825,232
Household durables (0.5%)

PulteGroup, Inc.			5,185	91,567

Whirlpool Corp.			1,251	182,208

				273,775
Household products (0.5%)

Colgate-Palmolive Co.			2,685	175,116

Energizer Holdings, Inc.			145	17,865

Kimberly-Clark Corp.			596	64,112

				257,093
Independent power and renewable electricity producers (0.8%)

Calpine Corp.(NON)			8,102	175,813

NextEra Energy Partners LP(NON)			1,808	62,720

NRG Energy, Inc.			7,353	224,119

				462,652
Industrial conglomerates (0.5%)

General Electric Co.			1,801	46,142

Siemens AG (Germany)			1,986	236,704

				282,846
Insurance (2.2%)

American International Group, Inc.			7,614	411,308

Assured Guaranty, Ltd.			8,317	184,305

Genworth Financial, Inc. Class A(NON)			12,937	169,475

Hartford Financial Services Group, Inc. (The)			7,119	265,183

Prudential PLC (United Kingdom)			8,419	186,993

				1,217,264
Internet and catalog retail (2.0%)

Amazon.com, Inc.(NON)			1,598	515,259

Ctrip.com International, Ltd. ADR (China)(NON)			2,010	114,088

Groupon, Inc.(NON)(S)			8,869	59,245

Netflix, Inc.(NON)			31	13,987

Priceline Group, Inc. (The)(NON)			296	342,940

Zalando SE (Germany)(NON)			1,201	32,614

				1,078,133
Internet software and services (4.7%)

58.Com, Inc. ADR (China)(NON)(S)			393	14,639

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			6,625	588,631

Facebook, Inc. Class A(NON)			6,941	548,617

Google, Inc. Class A(NON)			8	4,707

Google, Inc. Class C(NON)			2,004	1,157,029

Pandora Media, Inc.(NON)			731	17,661

Tencent Holdings, Ltd. (China)			5,150	76,663

Yahoo!, Inc.(NON)			2,898	118,094

Yandex NV Class A (Russia)(NON)			1,307	36,328

				2,562,369
IT Services (1.8%)

CACI International, Inc. Class A(NON)			592	42,192

Computer Sciences Corp.			2,190	133,919

Fidelity National Information Services, Inc.			2,404	135,345

MasterCard, Inc. Class A			3,651	269,882

Visa, Inc. Class A(S)			1,939	413,724

				995,062
Leisure products (0.1%)

Brunswick Corp.			1,638	69,025

				69,025
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.			2,573	146,610

Thermo Fisher Scientific, Inc.			1,099	133,748

WuXi PharmaTech Cayman, Inc. ADR (China)(NON)			598	20,942

				301,300
Machinery (0.2%)

Pall Corp.			1,442	120,695

				120,695
Media (5.2%)

CBS Corp. Class B (non-voting shares)			3,488	186,608

Comcast Corp. Class A			12,323	662,731

DISH Network Corp. Class A(NON)			3,625	234,103

Liberty Global PLC Ser. C (United Kingdom)			11,703	479,999

Lions Gate Entertainment Corp.			2,460	81,106

Live Nation Entertainment, Inc.(NON)			13,916	334,262

Time Warner Cable, Inc.			833	119,527

Time Warner, Inc.			4,077	306,631

Twenty-First Century Fox, Inc.			3,876	132,908

Walt Disney Co. (The)			3,796	337,958

				2,875,833
Metals and mining (0.6%)

AK Steel Holding Corp.(NON)			1,572	12,592

Alcoa, Inc.			1,921	30,909

Allegheny Technologies, Inc.(S)			332	12,317

Constellium NV Class A (Netherlands)(NON)			851	20,943

Freeport-McMoRan, Inc. (Indonesia)			3,478	113,557

Hi-Crush Partners LP (Units)			1,850	95,386

Newmont Mining Corp.			1,134	26,139

Nucor Corp.			456	24,752

Steel Dynamics, Inc.			728	16,460

				353,055
Multi-utilities (0.8%)

Ameren Corp.			2,368	90,765

Dominion Resources, Inc.			10	691

PG&E Corp.(S)			4,152	187,006

Sempra Energy			1,317	138,785

				417,247
Multiline retail (0.5%)

Dollar General Corp.(NON)			2,290	139,942

Macy's, Inc.			2,701	157,144

				297,086
Oil, gas, and consumable fuels (7.4%)

Antero Resources Corp.(NON)(S)			2,688	147,544

Cheniere Energy, Inc.(NON)			1,372	109,801

CONSOL Energy, Inc.			1,176	44,523

EnCana Corp. (Canada)			11,488	243,660

EOG Resources, Inc.			6,465	640,164

EP Energy Corp. Class A(NON)(S)			17,135	299,520

Exxon Mobil Corp.			10,193	958,652

Gaztransport Et Technigaz SA (France)			2,320	137,239

Genel Energy PLC (United Kingdom)(NON)			5,855	79,184

MarkWest Energy Partners LP			1,820	139,812

Noble Energy, Inc.			4,552	311,175

QEP Resources, Inc.			11,135	342,735

Royal Dutch Shell PLC ADR (United Kingdom)			4,565	347,533

Suncor Energy, Inc. (Canada)			8,194	296,213

				4,097,755
Paper and forest products (—%)

Louisiana-Pacific Corp.(NON)(S)			1,243	16,892

				16,892
Personal products (1.3%)

Coty, Inc. Class A(S)			25,131	415,918

Estee Lauder Cos., Inc. (The) Class A			3,866	288,868

				704,786
Pharmaceuticals (5.6%)

AbbVie, Inc.(S)			7,327	423,208

Actavis PLC(NON)			1,872	451,676

Allergan, Inc.			1,343	239,309

AstraZeneca PLC ADR (United Kingdom)			2,533	180,958

Bristol-Myers Squibb Co.			8,454	432,676

Eli Lilly & Co.			4,913	318,608

Johnson & Johnson			2,985	318,171

Merck & Co., Inc.			7,305	433,040

Pfizer, Inc.			9,460	279,732

				3,077,378
Real estate investment trusts (REITs) (2.3%)

Altisource Residential Corp.			3,780	90,720

American Tower Corp.			3,027	283,418

AvalonBay Communities, Inc.			1,104	155,631

Boston Properties, Inc.			455	52,671

Equity Lifestyle Properties, Inc.			1,310	55,492

Gaming and Leisure Properties, Inc.(S)			3,507	108,366

General Growth Properties			3,363	79,199

Plum Creek Timber Co., Inc.			790	30,818

Prologis, Inc.			1,161	43,770

Public Storage			371	61,527

Simon Property Group, Inc.			689	113,285

Ventas, Inc.			2,313	143,290

Vornado Realty Trust			737	73,671

				1,291,858
Real estate management and development (0.2%)

RE/MAX Holdings, Inc. Class A(S)			3,787	112,588

				112,588
Road and rail (1.1%)

Genesee & Wyoming, Inc. Class A(NON)			1,275	121,520

Union Pacific Corp.			4,405	477,590

				599,110
Semiconductors and semiconductor equipment (2.5%)

Analog Devices, Inc.			831	41,126

Applied Materials, Inc.			2,395	51,756

Avago Technologies, Ltd.			1,265	110,055

Broadcom Corp. Class A			1,654	66,855

Intel Corp.			13,328	464,081

Lam Research Corp.			1,800	134,460

Micron Technology, Inc.(NON)			9,989	342,223

RF Micro Devices, Inc.(NON)			2,760	31,850

Skyworks Solutions, Inc.			779	45,221

Texas Instruments, Inc.			1,373	65,478

				1,353,105
Software (3.4%)

Activision Blizzard, Inc.			487	10,125

Adobe Systems, Inc.(NON)			1,409	97,489

Cadence Design Systems, Inc.(NON)			1,863	32,062

Electronic Arts, Inc.(NON)			1,328	47,290

Intuit, Inc.			789	69,156

Microsoft Corp.			17,817	825,996

Oracle Corp.			13,900	532,092

PTC, Inc.(NON)			842	31,070

Red Hat, Inc.(NON)			2,693	151,212

ServiceNow, Inc.(NON)			801	47,083

TiVo, Inc.(NON)			2,897	37,067

				1,880,642
Specialty retail (2.3%)

Abercrombie & Fitch Co. Class A			484	17,589

Advance Auto Parts, Inc.			85	11,076

Autonation, Inc.(NON)			204	10,263

AutoZone, Inc.(NON)			83	42,302

Bed Bath & Beyond, Inc.(NON)(S)			3,222	212,104

Best Buy Co., Inc.			168	5,643

Chico's FAS, Inc.			1,238	18,285

Express, Inc.(NON)			1,327	20,714

Five Below, Inc.(NON)(S)			3,532	139,903

GameStop Corp. Class A			23	948

Gap, Inc. (The)			2,650	110,479

Home Depot, Inc. (The)			3,626	332,649

Michaels Cos., Inc. (The)(NON)			1,091	19,071

O'Reilly Automotive, Inc.(NON)			264	39,695

Office Depot, Inc.(NON)			4,099	21,069

Staples, Inc.			1,126	13,625

TJX Cos., Inc. (The)			4,250	251,473

				1,266,888
Technology hardware, storage, and peripherals (5.5%)

Apple, Inc.			23,183	2,335,685

EMC Corp.			6,465	189,166

Hewlett-Packard Co.			2,902	102,934

NetApp, Inc.			1,487	63,882

SanDisk Corp.			1,837	179,934

Seagate Technology PLC			505	28,921

Western Digital Corp.			1,315	127,976

				3,028,498
Textiles, apparel, and luxury goods (1.3%)

Hanesbrands, Inc.			838	90,035

Michael Kors Holdings, Ltd.(NON)			1,556	111,083

NIKE, Inc. Class B			3,882	346,274

Tumi Holdings, Inc.(NON)(S)			8,038	163,573

				710,965
Tobacco (1.4%)

Altria Group, Inc.			3,414	156,839

Lorillard, Inc.			1,735	103,944

Philip Morris International, Inc.			5,786	482,552

				743,335
Trading companies and distributors (1.0%)

HD Supply Holdings, Inc.(NON)			1,248	34,020

WESCO International, Inc.(NON)(S)			6,882	538,585

				572,605
Water utilities (0.1%)

American Water Works Co., Inc.			1,606	77,457

				77,457

Total common stocks (cost $46,163,769)				$54,454,227

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

United Technologies Corp. $3.75 cv. pfd.			1,077	$63,425

Total convertible preferred stocks (cost $53,850)				$63,425

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Vodafone Group PLC (Call)	Jan-15/$40.00		$2,140	$370

Total purchased options outstanding (cost $2,629)				$370

SHORT-TERM INVESTMENTS (8.1%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)		Shares	3,786,380	$3,786,380

Putnam Short Term Investment Fund 0.06%(AFF)		Shares	606,513	606,513

U.S. Treasury Bills with an effective yield of 0.05%, January 8, 2015			$75,000	74,996

Total short-term investments (cost $4,467,881)				$4,467,889

TOTAL INVESTMENTS

Total investments (cost $50,688,129)(b)				$58,985,911

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $5,919,997) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	12/17/14	$1,830,520	$1,864,335	$33,815
	Swiss Franc	Buy	12/17/14	140,252	145,741	(5,489)
Citibank, N.A.
	British Pound	Buy	12/17/14	160,711	163,667	(2,956)
	Euro	Sell	12/17/14	1,426,126	1,482,093	55,967
Credit Suisse International
	Swiss Franc	Sell	12/17/14	109,644	113,922	4,278
HSBC Bank USA, National Association
	Canadian Dollar	Buy	10/15/14	183,251	192,210	(8,959)
	Euro	Buy	12/17/14	160,116	166,346	(6,230)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/17/14	351,556	357,529	(5,973)
	Canadian Dollar	Sell	10/15/14	731,039	763,404	32,365
	Euro	Buy	12/17/14	412,231	428,733	(16,502)
	Norwegian Krone	Sell	12/17/14	126,747	131,232	4,485
State Street Bank and Trust Co.
	Euro	Sell	12/17/14	108,808	110,785	1,977

Total						$86,778

WRITTEN OPTIONS OUTSTANDING at 9/30/14 (premiums $738) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Vodafone Group PLC (Call)	Jan-15/$45.00	$2,140	$221

Total			$221

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	2,030	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$(277)

Total		$—	$(277)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
OTC	Over-the-counter

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $55,108,868.
(b)	The aggregate identified cost on a tax basis is $51,039,363, resulting in gross unrealized appreciation and depreciation of $8,945,267 and $998,719, respectively, or net unrealized appreciation of $7,946,548.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$18,136	$7,865,133	$7,276,756	$223	$606,513
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $3,786,380, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,661,053. Certain of these securities were sold prior to the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $13,851 to cover certain derivatives contracts.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $15,189 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$7,572,245	$32,614	$—
Consumer staples	4,445,553	—	—
Energy	4,931,215	242,459	—
Financials	8,740,929	186,993	—
Health care	7,534,764	—	—
Industrials	4,994,438	282,087	—
Information technology	10,471,634	76,663	—
Materials	2,085,554	465,387	—
Telecommunication services	792,641	—	—
Utilities	1,599,051	—	—
Total common stocks	53,168,024	1,286,203	—
Convertible preferred stocks	—	63,425	—
Purchased options outstanding	—	370	—
Short-term investments	606,513	3,861,376	—

Totals by level	$53,774,537	$5,211,374	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$86,778	$—
Written options outstanding	—	(221)	—
Total return swap contracts	—	(277)	—

Totals by level	$—	$86,280	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$132,887	$46,109
Equity contracts	370	498

Total	$133,257	$46,607

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,000
Written equity option contracts (contract amount)		$1,000
Forward currency contracts (contract amount)		$4,900,000
OTC total return swap contracts (notional)		$110,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$–	$–	$–	$–	$–	$–	$–	$–
	Forward currency contracts#	33,815	55,967	4,278	–	36,850	1,977	–	132,887
	Purchased options#	–	–	–	–	–	–	370	370

	Total Assets	$33,815	$55,967	$4,278	$–	$36,850	$1,977	$370	$133,257

	Liabilities:
	OTC Total return swap contracts*#	$–	$–	$–	$–	$ 277	$–	$–	$ 277
	Forward currency contracts#	5,489	2,956	–	15,189	22,475	–	–	46,109
	Written options#	–	–	–	–	–	–	221	221

	Total Liabilities	$5,489	$2,956	$–	$15,189	$22,752	$–	$221	$46,607

	Total Financial and Derivative Net Assets	$28,326	$53,011	$4,278	$(15,189)	$14,098	$1,977	$149	$86,650
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–	$–	$–
	Net amount	$28,326	$53,011	$4,278	$(15,189)	$14,098	$1,977	$149

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014